September 10, 2012

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund

Touchstone Emerging Growth Fund

Touchstone International Equity Fund

Touchstone Balanced Allocation Fund

Touchstone Conservative Allocation Fund

Touchstone Moderate Growth Allocation Fund

Touchstone Growth Allocation Fund

Supplement to the Statement of Additional Information Dated April 12, 2012,

as amended June 25, 2012 and August 16, 2012 (“SAI”)

Notice of Changes in Purchase Information, Officer and Expense Limitation Agreement

This Supplement updates information in the SAI relating to (1) waivers of Class A front-end sales charges, (2) the Chief Compliance Officer of Touchstone Strategic Trust and (3) the Expense Limitation Agreement with respect to the Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Moderate Growth Allocation Fund and Touchstone Growth Allocation Fund.

The following replaces in its entirety the information contained in the section entitled “Other Purchase and Redemption Information” on Pages 92-94 of the Statement of Additional Information:

OTHER PURCHASE AND REDEMPTION INFORMATION

Waiver of Minimum Investment Requirements.  The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1.                           Any director, officer or other employee (and their immediate family members, as defined below) of The Western & Southern Financial Group or any of its affiliates or any portfolio advisor or service provider to the Trust.

2.                           Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

The minimum investment waivers are not available for Institutional shares of the Funds.

Waiver of Class A Sales Charges.  In addition to the categories of purchasers described in the prospectus from whom the sales charge on purchases of Class A shares of the Funds may be waived, Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

1. purchases into a Fund by any director, officer, employee (and their immediate family members, as defined below), or current separate account client of or referral by a Sub-Advisor to that particular Fund;

2. purchases by any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Financial Group or any of its affiliates; and

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3. purchases by any employees of BNY Mellon, who provide services for Touchstone Investments.

Exemptions must be qualified in advance by the Distributor.  At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law, and sister-in-law of a director, officer or employee.  The term “employee” is deemed to include current and retired employees.

Waiver of Class A Sales Charge for Clients of Financial Intermediaries. Touchstone has agreed to waive the Class A sales charge for clients of financial intermediaries that have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers.

Waiver of Large Cap Growth Fund Class A Sales Charge for Former Navellier Shareholders. Effective October 6, 2003, sales charges do not apply to Class A shares of the Large Cap Growth Fund purchased by former shareholders of the Navellier Performance Large Cap Growth Portfolio who are purchasing additional shares for their account or opening new accounts in the Large Cap Growth Fund.

Waiver of Class A Sales Charge for former Constellation Shareholders.  Shareholders who owned shares of the Touchstone Fund Group Trust as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts in any Touchstone Fund are not subject to the frond-end sales charge for purchases of Class A Shares. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

Shareholders who are eligible for the sales charge waivers listed above may open an account with the Fund directly to receive the sales charge waiver.

Class Y Shares Grandfather Clause.  New purchases of the Class Y shares are no longer available directly through Touchstone. Those shareholders who owned Class Y shares purchased directly through Touchstone prior to February 2, 2009 or those former Old Mutual Shareholders who owned Class Z shares which became Class Y shares on April 16, 2012 may continue to hold Class Y shares of the corresponding Fund(s). In addition, those shareholders may continue to make subsequent purchases into existing accounts of Class Y shares of the Fund(s) they owned prior to February 2, 2009 and April 16, 2012, respectively.

Purchases in Kind.  Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund’s investment objectives and is otherwise acceptable to the Advisor.  Before purchasing shares by tendering payment in kind, an investor is urged to consult with his, her or its tax advisor regarding the tax consequences of the transaction.

Redemption in Kind.  Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value.  Should payment be made in securities, the redeeming shareholder will generally incur costs upon converting such securities to cash including brokerage costs and federal income tax on the amount by which the fair market value of the securities converted into cash exceeds the basis of the Fund shares redeemed.  Portfolio securities that are issued in an in-kind redemption will be readily marketable.  The Trust has filed an irrevocable election with the

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SEC under Rule 18f-1 of the 1940 Act wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period.

Uncashed Distribution Checks.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Fund Shares Purchased by Check.  We may delay paying your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Low Account Balances (Only applicable for shares held through Touchstone directly).  If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you.  Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

TRUSTEES AND OFFICERS- PRINCIPAL OFFICERS

Effective September 6, 2012, Michael Moser  replaced Joseph Melcher as Chief Compliance Officer of the Trust.  The following replaces the information on page 50 relating to the Chief Compliance Officer:

Principal Officers:

Name Address Year of Birth	Position Held with Trust(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael R. Moser Western & Southern Financial Group 400 Broadway Cincinnati, OH Year of Birth: 1968	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since September 2012	Vice President and Chief Compliance Officer of the Western & Southern Financial Group and Chief Compliance Officer of Touchstone Advisors

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

EXPENSE LIMITATION AGREEMENT

Effective September 10, 2012, the expense limitation agreement with respect to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund was amended. The following replaces the disclosure above the expense limitation chart on page 57:

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Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure certain Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. These fee waivers and expense reimbursements will remain in effect until at least April 16, 2014 for all Funds, except the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund.  The fee waivers for the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund will remain in effect as noted in the chart below. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

The following replaces the information in the chart on page 58with respect to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund:

Fund	Contractual Limit on Total Operating Expenses*	Termination Date
Touchstone Conservative Allocation Fund
Class A	0.33% 0.41%	September 10, 2013 April 16, 2014

Class C	1.08% 1.16%	September 10, 2013 April 16, 2014

Class Y	0.08% 0.16%	September 10, 2013 April 16, 2014

Institutional	0.08% 0.16%	September 10, 2013 April 16, 2014

Touchstone Balanced Allocation Fund
Class A	0.33% 0.41%	September 10, 2013 April 16, 2014

Class C	1.08% 1.16%	September 10, 2013 April 16, 2014

Class Y	0.08% 0.16%	September 10, 2013 April 16, 2014

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Institutional	0.08% 0.16%	September 10, 2013 April 16, 2014

Touchstone Moderate Growth Allocation Fund
Class A	0.33% 0.41%	September 10, 2013 April 16, 2014

Class C	1.08% 1.16%	September 10, 2013 April 16, 2014

Class Y	0.08% 0.16%	September 10, 2013 April 16, 2014

Institutional	0.08% 0.16%	September 10, 2013 April 16, 2014

Touchstone Growth Allocation Fund
Class A	0.33% 0.41%	September 10, 2013 April 16, 2014

Class C	1.08% 1.16%	September 10, 2013 April 16, 2014

Class Y	0.08% 0.16%	September 10, 2013 April 16, 2014

Institutional	0.08% 0.16%	September 10, 2013 April 16, 2014

* For periods where multiple expense caps are in effect, the lower of the two amounts will apply.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

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September 10, 2012

TOUCHSTONE STRATEGIC TRUST

Diversified Small Cap Growth Fund

Focused Fund

Growth Opportunities Fund

Large Cap Growth Fund

Mid Cap Growth Fund

Supplement to the Statement of Additional Information Dated July 20, 2012 (“SAI”)

This Supplement updates information in the SAI relating to (1) waivers of Class A front-end sales charges, (2) the Chief Compliance Officer of Touchstone Strategic Trust and (3) the Expense Limitation Agreement with respect to the Touchstone Growth Opportunities Fund and the Touchstone Large Cap Growth Fund.

The following replaces in its entirety the information contained in the section entitled “Other Purchase and Redemption Information” on Pages 71-73 of the Statement of Additional Information:

OTHER PURCHASE AND REDEMPTION INFORMATION

Waiver of Minimum Investment Requirements.  The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1.                           Any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.

2.                           Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

The minimum investment waivers are not available for Institutional shares of the Funds.

Waiver of Class A Sales Charges.  In addition to the categories of purchasers described in the prospectus from whom the sales charge on purchases of Class A shares of the Funds may be waived, Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

1. purchases into a Fund by any director, officer, employee (and their immediate family members, as defined below), or current separate account client of or referral by a sub-advisor to that particular Fund;

2. purchases by any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Financial Group or any of its affiliates; and

3. purchases by any employees of BNY Mellon Investment Servicing (US) Inc, who provide services for Touchstone Investments.

Exemptions must be qualified in advance by the Distributor.  At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law, and sister-in-law of a director, officer or employee.  The term “employee” is deemed to include current and retired employees.

Waiver of Class A Sales Charge for Clients of Financial Intermediaries. Touchstone has agreed to waive the Class A sales charge for clients of financial intermediaries that have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers.

Waiver of Large Cap Growth Fund Class A Sales Charge for Former Navellier Shareholders. Effective October 6, 2003, sales charges do not apply to Class A shares of the Large Cap Growth Fund purchased by former shareholders of the Navellier Performance Large Cap Growth Portfolio who are purchasing additional shares for their account or opening new accounts in the Large Cap Growth Fund.

Waiver of Class A Sales Charge for former Constellation Shareholders.  Shareholders who owned shares of the Touchstone Funds Group Trust as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts in any Touchstone Fund are not subject to the front-end sales charge for purchases of Class A Shares. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

Shareholders who are eligible for the sales charge waivers listed above may open an account with the Fund directly to receive the sales charge waiver.

Class Y Shares Grandfather Clause.  New purchases of the Class Y shares are no longer available directly through Touchstone. Those shareholders who owned Class Y shares purchased directly though Touchstone prior to February 2, 2009 or those former Old Mutual Shareholders who owned Class Z shares which became Class Y shares on April 16, 2012 may continue to hold Class Y shares of the corresponding Fund(s). In addition, those shareholders may continue to make subsequent purchases into existing accounts of Class Y shares of the Fund(s) they owned prior to February 2, 2009 and April 16, 2012, respectively.

Purchases in Kind.  Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund’s investment objectives and is otherwise acceptable to the Advisor.  Before purchasing shares by tendering payment in kind, an investor is urged to consult with his, her or its tax advisor regarding the tax consequences of the transaction.

Redemption in Kind.  Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value.  Should payment be made in securities, the redeeming shareholder will generally incur costs upon converting such securities to cash including brokerage costs and federal income tax on the amount by which the fair market value of the securities converted into cash exceeds the basis of the Fund shares redeemed.  Portfolio securities that are issued in an in-kind redemption will be readily marketable.  The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period.

Uncashed Distribution Checks.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Fund Shares Purchased by Check.  We may delay processing your redemption request for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Low Account Balances (Only applicable for shares held through Touchstone directly).  If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you.  Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

TRUSTEES AND OFFICERS- PRINCIPAL OFFICERS

Effective September 6, 2012, Michael Moser replaced Joseph Melcher as Chief Compliance Officer of the Trust.  The following replaces the information on page 43 relating to the Chief Compliance Officer:

Michael R. Moser Western & Southern Financial Group 303 Broadway Cincinnati, OH Year of Birth: 1968	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since September 2012	Vice President & Chief Compliance Officer of the Western & Southern Financial Group

EXPENSE LIMITATION AGREEMENT

Effective September 10, 2012, the expense limitation agreement with respect to the Touchstone Growth Opportunities Fund and the Touchstone Large Cap Growth Fund was amended.  The following replaces the disclosure above the expense limitation chart on page      :

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure certain Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. These fee waivers and expense reimbursements will remain in effect until at least July 29, 2013 for the Diversified Small Cap Growth Fund and the Mid Cap Growth Fund.  The fee waivers for the Touchstone Growth Opportunities Fund and the Touchstone Large Cap Growth Fund will remain in effect as noted in the chart below.  The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

The following replaces the information in the chart on page 48 with respect to the Touchstone Growth Opportunities Fund and the Touchstone Large Cap Growth Fund:

Fund	Contractual Limit on Fund Total Operating Expenses	Termination Date
Touchstone Growth Opportunities Fund
Class A	1.20%	September 10, 2013

Class C	1.95%	September 10, 2013

Class Y	0.95%	September 10, 2013

Institutional	0.84%	September 10, 2013

Touchstone Large Cap Growth Fund
Class A	1.20%	September 10, 2013

Class B	1.95%	September 10, 2013

Class C	1.95%	September 10, 2013

Class Y	0.95%	September 10, 2013

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

September 10, 2012

TOUCHSTONE STRATEGIC TRUST

Touchstone Capital Growth Fund

Touchstone International Small Cap Fund

Touchstone Mid Cap Value Opportunities Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Supplement to the Statement of Additional Information Dated July 20, 2012 (“SAI”)

This Supplement updates information in the SAI relating to (1) waivers of Class A front-end sales charges, (2) the Chief Compliance Officer of Touchstone Strategic Trust and (3) the Expense Limitation Agreement with respect to the Touchstone Value Fund.

The following replaces in its entirety the information contained in the section entitled “Other Purchase and Redemption Information” on Pages 65-67 of the Statement of Additional Information:

OTHER PURCHASE AND REDEMPTION INFORMATION

Waiver of Minimum Investment Requirements.  The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1.                                       Any director, officer or other employee (and their immediate family members, as defined below) of The Western & Southern Financial Group or any of its affiliates or any portfolio advisor or service provider to the Trust.

2.                                       Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

The minimum investment waivers are not available for Institutional shares of the Funds.

Waiver of Class A Sales Charges.  In addition to the categories of purchasers described in the Prospectus from whom the sales charge on purchases of Class A shares of the Funds may be waived, Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

1. purchases into a Fund by any director, officer, employee (and their immediate family members, as defined below), or current separate account client of or referral by a Sub-Advisor to that particular Fund;

2. purchases by any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Financial Group or any of its affiliates; and

3. purchases by any employees of BNY Mellon Investment Servicing (US) Inc., who provide services for Touchstone Investments.

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Exemptions must be qualified in advance by the Distributor.  At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law, and sister-in-law of a director, officer or employee.  The term “employee” is deemed to include current and retired employees.

Waiver of Class A Sales Charge for Clients of Financial Intermediaries. Touchstone has agreed to waive the Class A sales charge for clients of financial intermediaries that have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers.

Waiver of Large Cap Growth Fund Class A Sales Charge for Former Navellier Shareholders. Effective October 6, 2003, sales charges do not apply to Class A shares of the Large Cap Growth Fund purchased by former shareholders of the Navellier Performance Large Cap Growth Portfolio who are purchasing additional shares for their account or opening new accounts in the Large Cap Growth Fund.

Waiver of Class A Sales Charge for former Constellation Shareholders.  Shareholders who owned shares of the Touchstone Fund Group Trust as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts in any Touchstone Fund are not subject to the front-end sales charge for purchases of Class A Shares. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

Shareholders who are eligible for the sales charge waivers listed above may open an account with the Fund directly to receive the sales charge waiver.

Class Y Shares Grandfather Clause.  New purchases of the Class Y shares are no longer available directly though Touchstone. Those shareholders who owned Class Y shares purchased directly through Touchstone prior to February 2, 2009 or those former Old Mutual Shareholders who owned Class Z shares which became Class Y shares on April 16, 2012 may continue to hold Class Y shares of the corresponding Fund(s). In addition, those shareholders may continue to make subsequent purchases into existing accounts of Class Y shares of the Fund(s) they owned prior to February 2, 2009 and April 16, 2012, respectively.

Purchases in Kind.  Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund’s investment objectives and is otherwise acceptable to the Advisor.  Before purchasing shares by tendering payment in kind, an investor is urged to consult with his, her or its tax advisor regarding the tax consequences of the transaction.

Redemption in Kind.  Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value.  Should payment be made in securities, the redeeming shareholder will generally incur costs upon converting such securities to cash including brokerage costs and federal income tax on the amount by which the fair market value of the securities converted into cash exceeds the basis of the Fund shares redeemed.  Portfolio securities that are issued in an in-kind redemption will be readily marketable.  The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Funds are committed to pay redemptions in cash,

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rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period.

Uncashed Distribution Checks.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Fund Shares Purchased by Check.  We may delay processing your redemption request for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Low Account Balances (Only applicable for shares held through Touchstone directly).  If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you.  Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

TRUSTEES AND OFFICERS- PRINCIPAL OFFICERS

Effective September 6, 2012, Michael Moser replaced Joseph Melcher as Chief Compliance Officer of the Trust.  The following replaces the information on page 39 relating to the Chief Compliance Officer:

Principal Officers:

Name Address Year of Birth	Position Held with Trust(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael R. Moser Western & Southern Financial Group 400 Broadway Cincinnati, OH Year of Birth: 1968	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since September 2012	Vice President and Chief Compliance Officer of the Western & Southern Financial Group and Chief Compliance Officer of Touchstone Advisors

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

EXPENSE LIMITATION AGREEMENT

Effective September 10, 2012, the expense limitation agreement with respect to the Touchstone Value Fund was amended.  The following replaces the disclosure above the expense limitation chart on page 44:

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Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure certain Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. These fee waivers and expense reimbursements will remain in effect until at least April 16, 2014 for all Funds, except the Touchstone Value Fund.  The fee waivers for the Touchstone Value Fund will remain in effect as noted in the chart below.  The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

The following replaces the information in the chart on page 45 with respect to the Touchstone Value Fund:

Fund	Contractual Limit on Fund Total Operating Expenses	Termination Date

Touchstone Value Fund*

Class A	1.00%	September 10, 2013
	1.08%	April 16, 2014

Class C	1.75%	September 10, 2013
	1.83%	April 16, 2014

Class Y	0.75%	September 10, 2013
	0.83%	April 16, 2014

Institutional	0.65%	September 10, 2013
	0.68%	April 16, 2014

* For periods where multiple expense caps are in effect, the lower of the two amounts will apply.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

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